Supplemental Information (Postretirement Benefit Plans - Cost of Postretirement Benefit Plans and Changes in Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Benefit Obligations [Line Items]
Cost of postretirement benefit plans	$ 5,045
Changes In Other Comprehensive Income [Abstract]
Prior service cost - current year	(2,401)
Net actuarial gain - current year (a)	(1,604)
Net curtailment / settlement	76
Prior service credit (cost) amortization	(197)
Net actuarial gain (loss) amortization	(3,552)
Total changes in other comprehensive income	(7,678)
Cost of postretirement benefit plans and changes in other comprehensive income	(2,633)
Principal pension plans
Defined Benefit Plan Benefit Obligations [Line Items]
Cost of postretirement benefit plans	4,498	$ 3,604	$ 4,405
Changes In Other Comprehensive Income [Abstract]
Prior service cost - current year	902
Net actuarial gain - current year (a)	(1,022)
Net curtailment / settlement	(105)
Prior service credit (cost) amortization	(205)
Net actuarial gain (loss) amortization	(3,288)
Total changes in other comprehensive income	(3,718)
Cost of postretirement benefit plans and changes in other comprehensive income	780
Other pension plans
Defined Benefit Plan Benefit Obligations [Line Items]
Cost of postretirement benefit plans	373	$ 412	$ 645
Changes In Other Comprehensive Income [Abstract]
Prior service cost - current year	(12)
Net actuarial gain - current year (a)	(164)
Net curtailment / settlement	6
Prior service credit (cost) amortization	0
Net actuarial gain (loss) amortization	(289)
Total changes in other comprehensive income	(459)
Cost of postretirement benefit plans and changes in other comprehensive income	(86)
Principal retiree benefit plans
Defined Benefit Plan Benefit Obligations [Line Items]
Cost of postretirement benefit plans	174
Changes In Other Comprehensive Income [Abstract]
Prior service cost - current year	(3,291)
Net actuarial gain - current year (a)	(418)
Net curtailment / settlement	175
Prior service credit (cost) amortization	8
Net actuarial gain (loss) amortization	25
Total changes in other comprehensive income	(3,501)
Cost of postretirement benefit plans and changes in other comprehensive income	$ (3,327)